Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	IKONICS CORP
Entity Central Index Key	0001083301
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false